Consolidated Balance Sheets - USD ($)		Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents		$ 49,950,000	$ 72,792,000
Prepaid expenses		461,000	426,000
Short term deposits		0	34,720,000
Restricted deposits		8,000	8,000
Trade receivables		2,506,000	1,021,000
Inventories		2,164,000	1,341,000
Prepaid expenses and other current assets		3,287,000	1,918,000
Total current assets		57,915,000	111,800,000
LONG-TERM ASSETS:
Restricted deposits		864,000	627,000
Other long-term assets		537,000	98,000
Property and equipment, net		13,245,000	11,339,000
Total long-term assets		14,646,000	12,064,000
Total assets		72,561,000	123,864,000
CURRENT LIABILITIES:
Trade payables		7,751,000	7,145,000
Advances from customers and deferred revenues		1,661,000	463,000
Employees and payroll accruals		5,528,000	3,417,000
Accrued expenses and other current liabilities		2,854,000	3,674,000
Accrued expenses		2,536,000	3,367,000
Total current liabilities		17,794,000	14,699,000
LONG-TERM LIABILITIES:
Loan, net of current maturities		2,224,000	2,325,000
Long-term advances from customers and deferred revenues		3,473,000	3,473,000
Total long-term liabilities		5,697,000	5,798,000
CONVERTIBLE PREFERRED SHARES
Total convertible preferred shares		272,815,000	249,081,000
SHAREHOLDERS' DEFICIT:
Common stock value	[1]
Additional paid-in capital		7,658,000	4,178,000
Accumulated deficit		(231,403,000)	(149,892,000)
Total shareholders' deficit		(223,745,000)	(145,714,000)
Total liabilities, convertible preferred shares and shareholders' deficit		72,561,000	123,864,000
Collective Growth Corp [Member]
CURRENT ASSETS:
Cash and cash equivalents		284,330	0
Prepaid expenses		61,651
Total current assets		345,981
LONG-TERM ASSETS:
Deferred offering costs			32,500
Cash and marketable securities held in Trust Account		150,100,083
Total assets		150,446,064	32,500
CURRENT LIABILITIES:
Accrued expenses		371,244
Promissory note – related party			7,848
Warrant Liability		41,975,813
Total current liabilities		371,244	7,848
LONG-TERM LIABILITIES:
Deferred consulting fees		72,000
Deferred underwriting fee payable		5,250,000
Total Liabilities		47,669,057	7,848
Commitments and Contingencies (Note 7)
Class A common stock subject to possible redemption, 9,777,700 shares at redemption value at December 31, 2020		97,777,000
SHAREHOLDERS' DEFICIT:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		34,854,235	24,569
Accumulated deficit		(29,855,151)	(348)
Total shareholders' deficit		5,000,007	24,652
Total liabilities, convertible preferred shares and shareholders' deficit		150,446,064	32,500
Series A Convertible Preferred Shares [Member]
CONVERTIBLE PREFERRED SHARES
Total convertible preferred shares		9,000,000	9,000,000
Series B Convertible Preferred Shares [Member]
CONVERTIBLE PREFERRED SHARES
Total convertible preferred shares		66,348,000	66,348,000
Series B-1 Convertible Preferred Shares [Member]
CONVERTIBLE PREFERRED SHARES
Total convertible preferred shares		12,500,000	12,500,000
Series C Convertible Preferred Shares [Member]
CONVERTIBLE PREFERRED SHARES
Total convertible preferred shares		161,233,000	161,233,000
Series C-1 Convertible Preferred Shares [Member]
CONVERTIBLE PREFERRED SHARES
Total convertible preferred shares		23,734,000	0
Class A Common Stock | Collective Growth Corp [Member]
SHAREHOLDERS' DEFICIT:
Common stock value		548
Total shareholders' deficit		548
Class B Common Stock | Collective Growth Corp [Member]
SHAREHOLDERS' DEFICIT:
Common stock value	[2]	375	431
Total shareholders' deficit		$ 375	$ 431

[1]	Represents amounts lower than $1.
[2]	December 31, 2019 share amount included an aggregate of up to 562,500 shares that were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part (see Note 6).